Investments in and Advances to, and Transactions with Associated Companies	12 Months Ended
Mar. 31, 2011
Investments in and Advances to, and Transactions with Associated Companies
Investments in and Advances to, and Transactions with Associated Companies
(4)	Investments in and Advances to, and Transactions with Associated Companies

Certain financial information in respect of associated companies in aggregate at March 31, 2011 and 2010, and for the three years ended March 31, 2011 is shown below. The most significant of these associated companies as of March 31, 2011 is Sumishin Panasonic Financial Services Co., Ltd. (SPFC). At March 31, 2011, the Company has a 15.1% equity ownership in SPFC.

The Company formerly had a 34.0% equity ownership in Sumishin Matsushita Financial Services Co., Ltd. (SMFC). On November 5, 2009, the Company sold certain equity interest to The Sumitomo Trust and Banking Co., Ltd. and as a result, the Company had a 22.6% equity ownership in SMFC. On April 1, 2010, SMFC and STB Leasing Co., Ltd. merged its business to form SPFC. As a result, the Company has a 15.1% equity ownership in SPFC. The Company continues to apply the equity method subsequent to April 1, 2010 as the Company continues to hold significant influence over operating and financial policies of SPFC.

The Company formerly had a 36.8% equity ownership in Victor Company of Japan, Ltd. (JVC), and JVC and its subsidiaries were associated companies under the equity method. On October 1, 2008, JVC and Kenwood Corporation integrated management by establishing JVC KENWOOD Holding, Inc. (JVC KENWOOD HD) through a share transfer, as a result, the Company had a 27.6% shareholding of JVC KENWOOD HD. On January 25, 2011, JVC KENWOOD HD issued new shares of its common stock and disposed of its treasury shares through an international offering. As a result, JVC KENWOOD HD and its consolidated subsidiaries ceased to be an associated company of the Company under the equity method as the ownership percentage of the Company fell under 20% and the Company lost the ability to exercise influence over operating and financial policies of JVC KENWOOD HD. Financial information associated with JVC KENWOOD HD and its subsidiaries prior to January 25, 2011 is included in the aggregate information below, however, financial information subsequent to January 25, 2011 is not included.

The Company formerly accounted for the investment in Toshiba Matsushita Display Technology Co., Ltd. (TMD) and its subsidiaries under the equity method. On April 28, 2009, the Company sold all of its shares in TMD to Toshiba Corporation.

	Yen (millions)
	2011	2010
Current assets	1,307,304	1,065,594
Other assets	370,295	488,755

	1,677,599	1,554,349
Current liabilities	740,580	775,170
Other liabilities	541,691	370,949

Net assets	395,328	408,230

Company's equity in net assets	127,219	146,825

	Yen (millions)
	2011	2010	2009
Net sales	1,151,710	1,176,332	1,568,499
Gross profit	267,498	254,507	292,589
Net income (loss)	38,377	(10,572)	(70,779)

Purchases and dividends received from associated companies for the three years ended March 31, 2011 are as follows:

	Yen (millions)
	2011	2010	2009
Purchases from	198,560	287,598	315,829
Dividends received	4,968	4,301	4,528

Retained earnings include undistributed earnings of associated companies in the amount of 39,661 million yen and 33,489 million yen, as of March 31, 2011 and 2010, respectively.

During the years ended March 31, 2011, 2010 and 2009, the Company incurred a write-down of 8,318 million yen, 3,605 million yen and 18,121 million yen, respectively, for other-than-temporary impairment of investments and advances in associated companies. The fair values of the investments and advances in associated companies were based on quoted market price or discounted cash flows by using appropriate discounted rate. An impairment charge was recorded to reduce the carrying value of the assets to fair value. The write-down is included in other deductions in the consolidated statements of operations.

Investments in associated companies include equity securities which have quoted market values at March 31, 2011 and 2010 compared with related carrying amounts are as follows:

	Yen (millions)
	2011	2010
Carrying amount	39,267	50,314
Market value	42,920	61,294